Changes in Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Impairment loss on trade receivables	€ 745	€ 1,475	[1]
Increase (decrease) in trade receivables	€ 37	0
Allowance for impairment of trade receivables		10,775		€ 10,812
Trade receivables [member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in trade receivables		€ 37

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.